HEDGING ACTIVITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
losses on derivatives	$ 337	$ 337
Gain on derivatives	366	366
Forward and Zero Cost Collar Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	$ 22,400	$ 29,300